Property and Business Interruption Insurance Claims and Recoveries	12 Months Ended
Dec. 31, 2015
Extraordinary And Unusual Items [Abstract]
Property and Business Interruption Insurance Claims and Recoveries

21.  Property and Business Interruption Insurance Claims and Recoveries

El Dorado Facility

On May 15, 2012, the El Dorado Facility suffered significant damage when a reactor in its 98% strength nitric acid plant (“DSN plant”) exploded. No employees or individuals in the surrounding area were seriously injured as a result of the explosion. In addition, several other plants and infrastructure within the El Dorado Facility sustained various degrees of damage. Our insurance policy provided for repair or replacement cost coverage relating to property damage with a $1.0 million deductible and provided for business interruption coverage for certain lost profits and extra expense with a 30-day waiting period. We concluded that due to the extensive damage, the DSN plant should not be repaired but should be replaced with a new 65% strength nitric acid plant and a separate nitric acid concentrator.

In October 2013, we settled these claims with our insurance carriers for the aggregate amount of $113 million. For financial reporting purposes, we allocated $90.7 million to our property insurance claim and $22.3 million to our business interruption claim primarily based on negotiations with our insurance carriers concerning our claims.

The $90.7 million allocated to the property insurance claim was partially applied against the recoverable costs totaling $24.7 million. The insurance recovery in excess of the recoverable costs of $66.0 million was recognized as property insurance recoveries in excess of losses incurred in 2013.

The insurance recovery of $22.3 million allocated to the business interruption claim was recognized as a reduction to cost of sales ($15.0 million in 2013 and $7.3 million in 2012) consisting of recoverable costs (primarily relating to additional expenses associated with purchased product sold to our customers while certain of our nitric and sulfuric acid plants were being repaired) and certain lost profits.

Cherokee Facility

On November 13, 2012, a pipe ruptured within our Cherokee Facility causing damage primarily to the heat exchanger portion of its ammonia plant.  No serious injuries or environmental impact resulted from the pipe rupture. As a result of the damage, the Cherokee Facility could only produce, on a limited basis, nitric acid and AN solution from purchased ammonia until the repairs were completed.  Our insurance policy provided, for the policy period covering this claim, for repair or replacement cost coverage relating to property damage with a $2.5 million deductible and provided for business interruption coverage for certain lost profits and extra expense with a 30-day waiting period.  As a result of this event, a notice of insurance claims for property damage and business interruption was filed with the insurance carriers.

In 2013, we received business interruption insurance recovery of $15 million and was applied against recoverable costs (primarily relating to additional expenses associated with purchased product sold or used in products sold to our customers while our facility was being repaired) totaling $13.6 million as a reduction to cost of sales.  The insurance recovery in excess of recoverable costs of $1.4 million was deferred (included in deferred gain on insurance recoveries at December 31, 2013) since this amount relates to lost profits, which is considered a gain contingency.

In January 2014, we settled the claim with our insurance carriers for the aggregate amount of approximately $43.5 million (of which approximately $36.5 million relates to the business interruption claim), comprised of $15 million previously paid to us in 2013 and $28.5 million paid to us in 2014.  The $43.5 million settlement amount is net of our $2.5 million property insurance deductible.  As a result, an insurance recovery of approximately $28 million was recognized as income associated with this settlement in 2014.